FINANCIAL INSTRUMENTS - FAIR VALUES AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS - FAIR VALUES AND RISK MANAGEMENT

20.	FINANCIAL INSTRUMENTS - FAIR VALUES AND RISK MANAGEMENT

Accounting classifications and fair values

The following tables show the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy.

	December 31, 2022		December 31, 2021		January 1, 2021
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets measured at fair value through profit or loss
Derivative instruments receivable - non-current	53,993	53,993	9,675	9,675	—	—
Marketable securities	236,281	236,281	2,435	2,435	8,474	8,474
Financial assets not measured at fair value
Cash and cash equivalents	254,525	254,525	113,073	113,073	174,721	174,721
Restricted cash	—	—	—	—	14,928	14,928
Receivables	139,467	139,467	73,532	73,532	63,924	63,924
Loan notes receivable	1,388	1,388	1,388	1,388	1,388	1,388
Financial liabilities measured at fair value
Derivative instruments payable - non current	—	—	5,673	5,673	19,261	19,261
Financial liabilities not measured at fair value
Trade and other payables	81,533	81,533	43,364	43,364	55,002	55,002
Floating rate debt	2,201,543	2,201,543	2,138,009	2,138,009	2,097,110	2,097,110
Fixed rate debt	211,884	212,203	211,884	206,552	66,876	65,348

(in thousands of $)	Dec 31, 2022 Fair Value	Level 1	Level 2	Level 3
Financial assets measured at fair value through profit or loss
Derivative instruments receivable - non-current	53,993	—	53,993	—
Marketable securities	236,281	236,281	—	—
Financial assets not measured at fair value
Cash and cash equivalents	254,525	254,525	—	—
Loan notes receivable	1,388	—	1,388	—
Financial liabilities not measured at fair value
Floating rate debt	2,201,543	—	2,201,543	—
Fixed rate debt	212,203	—	—	212,203

(in thousands of $)	Dec 31, 2021 Fair Value	Level 1	Level 2	Level 3
Financial assets measured at fair value through profit or loss
Derivative instruments receivable - non-current	9,675	—	9,675	—
Marketable securities	2,435	2,435	—	—
Financial assets not measured at fair value
Cash and cash equivalents	113,073	113,073	—	—
Loan notes receivable	1,388	—	1,388	—
Financial liabilities measured at fair value
Derivative instruments payable - non current	5,673	—	5,673	—
Financial liabilities not measured at fair value
Floating rate debt	2,138,009	—	2,138,009	—
Fixed rate debt	206,552	—	—	206,552

(in thousands of $)	Jan 1, 2021 Fair Value	Level 1	Level 2	Level 3
Financial assets measured at fair value through profit or loss
Marketable securities	8,474	8,474	—	—
Financial assets not measured at fair value
Cash and cash equivalents	174,721	174,721	—	—
Restricted cash	14,928	14,928	—	—
Loan notes receivable	1,388	—	1,388	—
Financial liabilities measured at fair value
Derivative instruments payable - non current	19,261	—	19,261	—
Financial liabilities not measured at fair value
Floating rate debt	2,097,110	—	2,097,110	—
Fixed rate debt	65,348	—	6,251	59,097

Measurement of fair values

Valuation techniques and significant unobservable inputs

The following tables show the valuation techniques used in measuring Level 1, Level 2 and Level 3 fair values, as well as the significant unobservable inputs that were used.

Financial instruments measured at fair value
Type	Valuation Techniques	Significant unobservable inputs
Interest rate swaps	Fair value was determined based on the market value.	Not applicable.
Marketable securities	Fair value was determined based on the actual trading of the securities.	Not applicable.

Financial instruments not measured at fair value
Type	Valuation Techniques	Significant unobservable inputs
Floating rate debt	Discounted cash flow.	Not applicable.
Fixed rate debt	Discounted cash flow.	Discount rate.

Assets Measured at Fair Value on a Recurring Basis
The fair value (level 2) of interest rate swaps is the present value of the estimated future cash flows that the Company would receive or pay to terminate the agreements at the statement of financial position date, taking into account, as applicable, fixed interest rates on interest rate swaps, current interest rates, forward rate curves and the credit worthiness of both the Company and the derivative counterparty.

Marketable securities are listed equity securities for which the fair value as of the statement of financial position date is the aggregate market value based on quoted market prices (level 1).

Transfers between Level 1, 2 and 3

There were no transfers between these levels in 2022 and 2021.

Financial risk management

In the course of its normal business, the Company is exposed to the following risks:

•Credit risk
•Liquidity risk
•Market risk (interest rate risk, foreign currency risk, and price risk)

The Company’s Board of Directors has overall responsibility for the establishment and oversight of the Company's risk management framework.

Credit risk

Trade and other receivables
At the balance sheet date all trade and other receivables were with (i) state-owned enterprises, (ii) oil majors, (iii) commodities traders and (iv) related parties. Based on past experience, there was only a small impact on doubtful amounts at year-end. Based on individual analyses, provisions for doubtful debtors were not material for the years ended December 31, 2022 and 2021. In addition, no customers individually accounted for 10% or more of total revenue in 2022 and 2021 (see Note 4). The maximum exposure to credit risk is represented by the carrying amount of each financial asset.

Past due amounts are not credit impaired as collection is still considered to be likely and management is confident the outstanding amounts can be recovered. Amounts not past due are also with customers with high credit worthiness and are therefore not credit impaired.

Loan note receivables
Loan note receivables consist of the $1.4 million loan to TFG Marine (see Note 16). As at December 31, 2022 and December 31, 2021, this loan had no maturity date, and was not credit impaired as there is no credit risk exposure for the Company.

Cash and cash equivalents
The Company held cash and cash equivalents of $254.5 million at December 31, 2022 (2021: $113.1 million, 2020: $174.7 million). The cash and cash equivalents are held with Skandinaviska Enskilda Banken, or SEB, HSBC, Royal Bank of Scotland, DNB Bank ASA and Nordea Bank Norge, or Nordea, Crédit Agricole, Credit Suisse AG, Standard Chartered Bank Singapore, and Citibank N.A. The Company’s concentration of credit risk with respect to cash and cash equivalents is not considered significant as substantially all of the amounts are carried with a diversified portfolio of banks and financial institution counterparties.

Restricted cash
Our interest rate swaps can require us to post cash as collateral based on their fair value which is classified as restricted cash. As of December 31, 2022 and 2021, no cash was posted as collateral in relation to our interest rate swaps and secured borrowings (January 1, 2021: $13.4 million).

Derivatives
The Company is exposed to the risk of credit loss in the event of non-performance by the counterparty to the interest rate swap agreements. Interest rate swap agreements are entered into with banks and financial institution counterparties, which are rated AA-, based on rating agency S&P.

Liquidity risk
Liquidity risk is the risk that the Company will not be able to meet its financial obligations if they fall due. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due. The Company has entered into several loan facilities whose maturities are spread over different years (see Note 18).

The following are the remaining contractual maturities of financial liabilities:

		Contractual cash flows at December 31, 2022
(in thousands of $)	Carrying Value	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Floating rate debt	2,178,430	2,201,543	275,670	1,555,143	370,730
Fixed rate debt	211,884	211,884	2,184	209,700	—
Obligations under leases	3,396	3,396	1,024	2,372	—
Trade and other payables	81,533	81,533	81,533	—	—

		Contractual cash flows at December 31, 2021
(in thousands of $)	Carrying Value	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Floating rate debt	2,113,691	2,138,009	196,481	1,279,839	661,689
Fixed rate debt	211,884	211,884	2,184	209,700	—
Obligations under leases	52,702	52,702	8,723	42,362	1,617
Trade and other payables	43,364	43,364	43,364	—	—

Derivative financial liabilities
Interest rate swaps	5,673	5,673	—	5,673	—

		Contractual cash flows at January 1, 2021
(in thousands of $)	Carrying Value	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Floating rate debt	2,076,935	2,097,111	168,011	1,294,494	634,606
Fixed rate debt	66,876	66,876	66,876	—	—
Obligations under leases	65,002	65,002	12,358	39,949	12,695
Trade and other payables	55,002	55,002	55,002	—	—

Derivative financial liabilities
Interest rate swaps	19,261	19,261	—	2,991	16,270

The Company has secured bank loans that contain loan covenants. A future breach of covenant may require the Company to repay the loan earlier than indicated in the above table. For more details on these covenants, see Note 18. Fixed and floating rate debt include expected payments of accrued interest as at the reporting date. It is not expected that the cash flows included in the table above (the maturity analysis) could occur significantly earlier, or at significantly different amounts than stated above.

Market risk

Interest rate risk
The Company is exposed to the impact of interest rate changes primarily through its floating-rate borrowings that require the Company to make interest payments based on SOFR and LIBOR. Significant increases in interest rates could adversely affect operating margins, results of operations and ability to service debt. The Company uses interest rate swaps to reduce its exposure to market risk from changes in interest rates. The principal objective of these contracts is to minimize the risks and costs associated with its floating-rate debt. On December 31, 2022 the Company had interest rate swaps in place and approximately 25% (2021: 26%) of the floating interest rates were switched to fixed rate.

Managing interest rate benchmark reform and associated risks
A fundamental reform of major interest rate benchmarks is being undertaken globally, including the replacement of some interbank offered rates (IBORs) with alternative nearly risk-free rates (RFR) (referred to as ‘IBOR reform’). The Company has transitioned certain of its financial instruments to RFR (see Note 18) and has exposures to IBORs on its remaining financial instruments that will be replaced or reformed as part of these market-wide initiatives. The Company anticipates that IBOR reform will not materially impact its risk management strategy.

Cash flow sensitivity analysis for variable rate instruments
As of December 31, 2022, the Company's outstanding debt which was at variable interest rates, net of the amount subject to interest rate swap agreements, was $1,634.2 million. Based on this, a one percentage point increase in annual LIBOR and SOFR interest rates would increase its annual interest expense by approximately $16.3 million, excluding the effects of capitalization of interest.

Interest rate swap agreements
In February 2016, the Company entered into an interest rate swap with DNB whereby the floating interest on notional debt of $150.0 million was switched to fixed rate. The contract had a forward start date of February 2019.

In the year ended December 31, 2020, the Company entered into three interest rate swaps with DNB whereby the floating interest rate on notional debt totaling $250.0 million was switched to a fixed rate.

In the year ended December 31, 2020, the Company entered into two interest rate swaps with Nordea Bank whereby the floating interest rate on notional debt totaling $150.0 million was switched to a fixed rate.

The reference rate for our interest rate swaps is LIBOR.

The aggregate fair value of these swaps at December 31, 2022 was an asset of $54.0 million (December 31, 2021: $9.7 million, January 1, 2021: nil ) and a liability of nil (December 31, 2021: $5.7 million, January 1, 2021: $19.3 million). The fair value (Level 2) of the Company’s interest rate swap agreements is the estimated amount that the Company would receive or pay to terminate the agreements at the reporting date, taking into account, as applicable, fixed interest rates on interest rate swaps, current interest rates, forward rate curves and the current credit worthiness of both the Company and the derivative counterparty. The estimated fair value is the present value of future cash flows. In the year ended December 31, 2022, the Company recorded a gain on these interest rate swaps of $53.6 million (2021: gain of $17.5 million).

The interest rate swaps are not designated as hedges and are summarized as of December 31, 2022 as follows:

Notional Amount	Inception Date	Maturity Date	Fixed Interest Rate
($000s)
150,000	February 2019	February 2026	2.1970%
100,000	March 2020	March 2027	0.9750%
50,000	March 2020	March 2027	0.6000%
100,000	March 2020	March 2025	0.9000%
100,000	April 2020	April 2027	0.5970%
50,000	April 2020	April 2025	0.5000%
550,000

Foreign currency risk
The majority of the Company's transactions, assets and liabilities are denominated in U.S. dollars, its functional currency. Certain of its subsidiaries report in British pounds, Norwegian kroner or Singapore dollars and risks of two kinds arise as a result: a transaction risk, that is, the risk that currency fluctuations will have an effect on the value of cash flows; and a translation risk, which is the impact of currency fluctuations in the translation of foreign operations and foreign assets and liabilities into U.S. dollars in the consolidated financial statements.
Price risk
Our exposure to equity securities price risk arises from marketable securities held by the Company which are listed equity securities and are carried at FVTPL unless the election to present subsequent changes in the investment's fair value in OCI is made. See Note 10 for further details.

Capital management

We operate in a capital intensive industry and have historically financed our purchase of tankers and other capital expenditures through a combination of cash generated from operations, equity capital and borrowings from commercial banks. Our ability to generate adequate cash flows on a short and medium term basis depends substantially on the trading performance of our vessels in the market. Our funding and treasury activities are conducted within corporate policies to increase investment returns while maintaining appropriate liquidity for our requirements.

The Company’s objectives when managing capital are to:
•safeguard our ability to continue as a going concern, so that we can continue to provide returns for shareholders and benefits for other stakeholders, and
•maintain an optimal capital structure to reduce the cost of capital.

The Company's loan agreements contain loan-to-value clauses, which could require the Company to post additional collateral or prepay a portion of the outstanding borrowings should the value of the vessels securing borrowings under each of such agreements decrease below required levels. In addition, the loan agreements contain certain financial covenants, including the requirement to maintain a certain level of free cash, positive working capital and a value adjusted equity covenant. Failure to comply with any of the covenants in the loan agreements could result in a default, which would permit the lender to accelerate the maturity of the debt and to foreclose upon any collateral securing the debt.